SUPPLEMENT DATED SEPTEMBER 7, 2023 TO THE CURRENT
SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Income Fund
(the “Fund”)
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced Fund and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
Effective immediately, Mario Clemente no longer serves as a Portfolio Manager of the Fund. All references to Mr. Clemente in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.
INC-SUMSTATSAI-SUP 090723